BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of price risk derivatives
The realized and unrealized (loss)/ gain on the oil derivative instrument is as follows:

(in thousands of $)	Year Ended December 31,
	2019	2018	2017
Realized gain on oil derivative instrument	13,089	26,737	—
Unrealized (loss)/gain on oil derivative instrument	(39,090)	(9,970)	15,100
	(26,001)	16,767	15,100

Schedule of useful lives applied in depreciation
Useful lives applied in depreciation are as follows:

Vessels (excluding converted FSRUs and FLNG)	40 years
Vessels - converted FSRUs	20 years from conversion date
Vessels - FLNG	30 years from conversion date
Drydocking expenditure	5 years
Deferred drydocking expenditure - FLNG	20 years
Mooring equipment - FLNG	8 years
Office equipment and fittings	3 to 6 years

	Year Ended December 31, 2019
(in thousands of $)	Vessels and equipment	Mooring equipment	Drydocking expenditure	Office equipment	Total
Cost
As of January 1	3,447,464	45,771	133,316	11,497	3,638,048
Additions	6,268	—	29,557	159	35,984
Write-offs (2)	(24,415)	—	(22,135)	(3,258)	(49,808)
As of December 31	3,429,317	45,771	140,738	8,398	3,624,224

Depreciation, amortization and impairment
As of January 1	(331,477)	(3,392)	(26,039)	(5,761)	(366,669)
Charge for the year (3)	(93,084)	(5,714)	(12,530)	(1,236)	(112,564)
Impairment (1)	(34,250)	—	—	—	(34,250)
Write-offs (2)	24,415	—	22,135	3,258	49,808
As of December 31	(434,396)	(9,106)	(16,434)	(3,739)	(463,675)

Net book value as at December 31	2,994,921	36,665	124,304	4,659	3,160,549

	Year Ended December 31, 2018
(in thousands of $)	Vessels and equipment	Mooring equipment	Drydocking expenditure	Office equipment	Total
Cost
As of January 1	2,383,993	—	37,352	9,791	2,431,136
Additions	3,639	—	4,681	2,984	11,304
Transfer from asset under development (4)	1,150,660	45,771	100,000	—	1,296,431
Transfer to asset under development	(90,828)	—	—	—	(90,828)
Write-offs (2)	—	—	(8,717)	(1,278)	(9,995)
As of December 31	3,447,464	45,771	133,316	11,497	3,638,048

Depreciation, amortization and impairment
As of January 1	(323,883)	—	(24,337)	(5,857)	(354,077)
Charge for the year (3)	(78,422)	(3,392)	(10,419)	(1,182)	(93,415)
Transfer to asset under development	70,828	—	—	—	70,828
Write-offs (2)	—	—	8,717	1,278	9,995
As of December 31	(331,477)	(3,392)	(26,039)	(5,761)	(366,669)

Net book value as at December 31	3,115,987	42,379	107,277	5,736	3,271,379

(1) In March 2019, we entered into a number of contracts relating to the conversion and subsequent disposal of the Golar Viking, which triggered an impairment assessment as it was considered probable to be disposed of significantly before the end of its useful economic life. This resulted in an impairment charge of $34.3 million, which represents the write down of the Golar Viking asset to its fair value. Fair value is based on average broker valuation at date of measurement and represents the exit price in the principal LNG carrier sales market.

(2) Write-offs relates to fully depreciated and amortized assets.
(3) Depreciation and amortization charge for the years ended December 31, 2019 and 2018, excludes $0.5 million and, $0.3 million respectively, of amortization charged to non-current assets in relation to the Cameroon License fee.
(4) On completion of the Hilli FLNG conversion and commissioning, we reclassified the total balance from "Asset under development" in our consolidated balance sheet as of December 31, 2018. Capitalized interest costs of $148.1 million are included in the cost amounts above as of December 31, 2018.